Interim Condensed Consolidated Balance Sheets (Unaudited) (Parenthetical) - USD ($) $ in Thousands		Jun. 30, 2026	Dec. 31, 2025
Defined Benefit Plan Disclosure [Line Items]
Accrued expense and other current liabilities		$ 568	$ 806
Ordinary shares, par value		$ 0	$ 0
Ordinary shares, shares authorized	[1]	50,000,000	50,000,000
Ordinary shares, shares issued		11,710,808	9,015,383
Related Party [Member]
Defined Benefit Plan Disclosure [Line Items]
Accrued expense and other current liabilities		$ 94	$ 136

[1]	Unless otherwise stated, the term Ordinary Shares in these financial statements refers to all classes of shares, including Ordinary Shares, as well as the Class A Ordinary Shares, Class A-1 Ordinary Shares, Class A-2 Ordinary Shares and Class A-3 Ordinary Shares, Class A-3A Ordinary Shares and Class A-3B Ordinary Shares which converted into Class Ordinary Shares at a 1:1 ratio in connection with the closing of the Company’s initial public offering on August 13, 2025.